Employee Benefits (Details 7) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in assumption [Member]
Disclosure of defined benefit plans [line items]
Percentage, description	0.25 % increase	0.25 % increase
Term (years), description	+ 1 year	+ 1 year
Discount rate [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr (354,477)	SFr (324,057)
Salary increase [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	49,707	42,181
Pension indexation [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	189,965	201,221
Life expectancy [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr 182,977	SFr 167,161